Income Taxes - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount		€ 51.1
Tax Credit Carryforward, Amount, With Expiration Date		19.4
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		5.3
Deferred Tax Assets Operating Loss Carryforwards Domestic, No expiration date		3.2
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		€ 38.0
Domestic income tax rate	[1]	25.00%	25.00%	25.00%
Effective Income Tax Rate on Innovation Box Benefit		7.00%
Liability for unrecognized tax benefits		€ (208.7)	€ (148.8)
Period of estimated changes to the liability for unrecognized tax benefits		12 months
Amount of overall profit before tax which is effectively taxed in the Netherlands		90.00%
Liability For Unrecognized Tax Benefits [Member]
Income Tax Disclosure [Line Items]
Accrued interest and penalties recorded in the Consolidated Balance Sheets		€ 68.5	34.9
Accrued interest and penalties recorded in the Consolidated Statements of Operations		€ 32.6	€ 4.2	€ 5.8
Minimum [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Expiration Date		2019
Tax carryforward loss, expiration date		2023
Maximum [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Expiration Date		2033
Tax carryforward loss, expiration date		2028

[1]	2.As a percentage of income before income taxes.